Schedules of Investments (unaudited)
December 31, 2025
 Franklin International Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 98.8%
Communication Services — 6.0%
Diversified Telecommunication Services — 3.9%
BCE Inc.	815,713	$19,483,089
BT Group PLC	7,909,742	19,581,084
Koninklijke KPN NV	2,180,660	10,182,843
NTT Inc.	45,895,658	46,175,286
Singapore Telecommunications Ltd.	6,023,600	21,312,115
Swisscom AG, Registered Shares	13,937	10,124,006
Telstra Group Ltd.	6,745,860	21,907,583
Total Diversified Telecommunication Services		148,766,006
Media — 0.5%
ITV PLC	3,404,359	3,770,835
Publicis Groupe SA	143,542	14,939,824
Total Media		18,710,659
Wireless Telecommunication Services — 1.6%
Freenet AG	104,543	3,602,382
Millicom International Cellular SA	205,228	11,377,841
Rogers Communications Inc., Class B Shares	654,701	24,745,620
SoftBank Corp.	15,576,630	21,345,881
Total Wireless Telecommunication Services		61,071,724

Total Communication Services		228,548,389
Consumer Discretionary — 5.8%
Automobile Components — 1.2%
Bridgestone Corp.	1,085,800	24,342,092
Cie Generale des Etablissements Michelin SCA	356,757	11,861,705
Toyo Tire Corp.	267,700	7,403,614
Total Automobile Components		43,607,411
Automobiles — 2.1%
Bayerische Motoren Werke AG	281,257	30,766,231
Isuzu Motors Ltd.	589,700	9,177,793
Mercedes-Benz Group AG	556,596	39,267,427
Total Automobiles		79,211,451
Broadline Retail — 0.3%
B&M European Value Retail SA	1,354,637	3,075,629
Canadian Tire Corp. Ltd., Class A Shares	75,162	9,537,610
Total Broadline Retail		12,613,239
Hotels, Restaurants & Leisure — 0.7%
Evolution AB	147,513	10,077,633 (a)
Galaxy Entertainment Group Ltd.	2,237,000	11,013,277
Genting Singapore Ltd.	11,518,400	6,493,655
Total Hotels, Restaurants & Leisure		27,584,565
Household Durables — 0.4%
Haseko Corp.	212,471	4,212,956
Sekisui House Ltd.	562,800	12,559,727
Total Household Durables		16,772,683
Specialty Retail — 1.1%
H & M Hennes & Mauritz AB, Class B Shares	573,078	11,556,298
See Notes to Schedules of Investments.

Franklin Low Volatility High Dividend Index ETFs 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin International Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Specialty Retail — continued
Industria de Diseno Textil SA	333,842	$22,089,839
Kingfisher PLC	1,699,394	7,147,605
Total Specialty Retail		40,793,742

Total Consumer Discretionary		220,583,091
Consumer Staples — 9.5%
Beverages — 1.6%
Diageo PLC	1,677,066	36,170,767
Kirin Holdings Co. Ltd.	775,657	11,619,143
Pernod Ricard SA	98,072	8,419,710
Treasury Wine Estates Ltd.	1,223,476	4,275,185
Total Beverages		60,484,805
Consumer Staples Distribution & Retail — 1.5%
Endeavour Group Ltd.	1,066,125	2,602,061
J Sainsbury PLC	1,977,284	8,643,527
Koninklijke Ahold Delhaize NV	306,777	12,563,466
Tesco PLC	5,713,377	33,951,361
Total Consumer Staples Distribution & Retail		57,760,415
Food Products — 2.9%
Danone SA	180,059	16,236,696
Magnum Ice Cream Co. NV	179,086	2,836,359 *
MEIJI Holdings Co. Ltd	407,200	9,053,507
Mowi ASA	184,066	4,437,942
Nestle SA, Registered Shares	611,177	60,743,549
Orkla ASA	222,217	2,478,416
WH Group Ltd.	7,333,565	8,168,820 (a)
Wilmar International Ltd.	1,481,600	3,548,467
Total Food Products		107,503,756
Household Products — 1.4%
Essity AB, Class B Shares	268,881	7,734,981
Reckitt Benckiser Group PLC	577,894	46,653,343
Total Household Products		54,388,324
Personal Care Products — 1.4%
Unilever PLC	796,406	52,055,265
Tobacco — 0.7%
Imperial Brands PLC	644,883	27,054,213

Total Consumer Staples		359,246,778
Energy — 14.9%
Energy Equipment & Services — 0.2%
Tenaris SA	365,947	7,095,777
Oil, Gas & Consumable Fuels — 14.7%
Canadian Natural Resources Ltd.	2,904,574	98,510,775
Equinor ASA	706,669	16,603,851
Gaztransport Et Technigaz SA	16,223	2,983,717
Inpex Corp.	1,422,500	28,378,306
Keyera Corp.	312,944	10,045,257
Pembina Pipeline Corp.	989,840	37,759,426
Peyto Exploration & Development Corp.	326,953	5,416,818
See Notes to Schedules of Investments.

Franklin Low Volatility High Dividend Index ETFs 2025 Quarterly Report

 Franklin International Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Oil, Gas & Consumable Fuels — continued
Repsol SA	855,521	$16,000,916
Santos Ltd.	2,726,405	11,217,697
Shell PLC	2,458,014	90,588,592
Suncor Energy Inc.	1,996,457	88,728,186
TC Energy Corp.	971,707	53,577,687
TotalEnergies SE	856,181	55,898,093
Whitecap Resources Inc.	2,532,930	21,250,188
Woodside Energy Group Ltd.	1,197,715	18,841,246
Yancoal Australia Ltd.	605,954	2,004,239
Total Oil, Gas & Consumable Fuels		557,804,994

Total Energy		564,900,771
Financials — 25.3%
Banks — 18.2%
ABN AMRO Bank NV, CVA	660,151	23,096,625 (a)
ANZ Group Holdings Ltd.	1,562,433	37,862,956
Banca Monte dei Paschi di Siena SpA	5,546,545	59,474,123
Bank of Nova Scotia	1,066,340	78,749,297
BNP Paribas SA	592,153	56,185,762
BOC Hong Kong Holdings Ltd.	2,513,963	12,732,116
Canadian Imperial Bank of Commerce	815,561	74,032,650
Credit Agricole SA	1,074,961	22,156,674
Danske Bank A/S	52,747	2,642,492
DBS Group Holdings Ltd.	1,099,470	48,185,170
DNB Bank ASA	335,006	9,349,221
Hang Seng Bank Ltd.	452,340	8,920,690
Intesa Sanpaolo SpA	13,320,250	92,627,974
National Australia Bank Ltd.	1,295,756	36,559,011
Nordea Bank Abp	1,041,542	19,675,808
Oversea-Chinese Banking Corp. Ltd.	1,271,652	19,539,536
Skandinaviska Enskilda Banken AB, Class A Shares	562,916	11,913,146
Svenska Handelsbanken AB, Class A Shares	849,680	12,382,795
Swedbank AB, Class A Shares	363,540	12,662,461
United Overseas Bank Ltd.	829,715	22,620,379
Westpac Banking Corp.	1,173,415	30,204,185
Total Banks		691,573,071
Financial Services — 0.3%
Poste Italiane SpA	441,628	11,141,037 (a)
Insurance — 6.8%
Ageas SA	47,559	3,340,171
Allianz SE, Registered Shares	149,678	68,645,763
ASR Nederland NV	98,995	7,047,968
AXA SA	1,003,080	48,253,659
Generali	647,541	27,188,049
NN Group NV	130,769	10,096,462
Power Corp. of Canada	604,733	32,183,310
Suncorp Group Ltd.	554,379	6,524,987
Swiss Life Holding AG, Registered Shares	13,035	15,084,239
See Notes to Schedules of Investments.

Franklin Low Volatility High Dividend Index ETFs 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin International Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Insurance — continued
Zurich Insurance Group AG	50,207	$38,137,675
Total Insurance		256,502,283

Total Financials		959,216,391
Health Care — 7.6%
Pharmaceuticals — 7.6%
GSK PLC	2,995,129	73,501,804
Novartis AG, Registered Shares	608,449	84,172,938
Ono Pharmaceutical Co. Ltd.	646,200	8,956,391
Roche Holding AG, Vienna Stock Exchange	188,846	78,231,944
Sanofi SA	433,431	42,108,059

Total Health Care		286,971,136
Industrials — 12.1%
Air Freight & Logistics — 0.8%
Deutsche Post AG, Registered Shares	464,240	25,478,454
SG Holdings Co. Ltd.	442,000	4,042,279
Total Air Freight & Logistics		29,520,733
Construction & Engineering — 1.4%
Bouygues SA	199,892	10,411,751
COMSYS Holdings Corp.	114,100	3,315,011
Obayashi Corp.	526,300	10,976,265
Skanska AB, Class B Shares	165,755	4,536,381
Vinci SA	180,071	25,388,712
Total Construction & Engineering		54,628,120
Electrical Equipment — 0.1%
Signify NV	117,881	2,901,816 (a)
Ground Transportation — 0.5%
Aurizon Holdings Ltd.	1,481,740	3,606,559
ComfortDelGro Corp. Ltd.	2,782,900	3,202,715
MTR Corp. Ltd.	1,332,087	5,100,044
West Japan Railway Co.	416,600	8,308,346
Total Ground Transportation		20,217,664
Industrial Conglomerates — 0.7%
CK Hutchison Holdings Ltd.	1,483,446	10,091,664
Keppel Ltd.	911,620	7,336,910
Sekisui Chemical Co. Ltd.	431,400	7,252,155
Total Industrial Conglomerates		24,680,729
Machinery — 2.2%
Amada Co. Ltd.	304,700	3,600,143
Daimler Truck Holding AG	281,766	12,349,943
Hitachi Construction Machinery Co. Ltd.	215,100	6,353,715
Komatsu Ltd.	654,400	20,874,669
SKF AB, Class B Shares	317,936	8,477,098
Volvo AB, Class B Shares	685,441	22,000,910
Yangzijiang Shipbuilding Holdings Ltd.	3,101,300	8,392,320
Total Machinery		82,048,798
Marine Transportation — 0.3%
Kuehne + Nagel International AG, Registered Shares	43,325	9,364,981
See Notes to Schedules of Investments.

Franklin Low Volatility High Dividend Index ETFs 2025 Quarterly Report

 Franklin International Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Marine Transportation — continued
SITC International Holdings Co. Ltd.	1,038,468	$3,717,058
Total Marine Transportation		13,082,039
Passenger Airlines — 0.7%
Japan Airlines Co. Ltd.	496,100	9,194,364
Qantas Airways Ltd.	1,593,272	11,028,475
Singapore Airlines Ltd.	1,356,213	6,749,427
Total Passenger Airlines		26,972,266
Professional Services — 0.2%
Persol Holdings Co. Ltd.	1,559,800	2,891,817
SGS SA, Registered Shares	56,375	6,465,424
Total Professional Services		9,357,241
Trading Companies & Distributors — 5.2%
Marubeni Corp.	1,301,900	36,155,352
Mitsubishi Corp.	2,965,100	67,835,329
Mitsui & Co. Ltd.	1,778,400	52,678,626
Sojitz Corp.	343,000	10,650,298
Sumitomo Corp.	811,400	28,015,546
Total Trading Companies & Distributors		195,335,151

Total Industrials		458,744,557
Materials — 6.2%
Chemicals — 0.8%
Asahi Kasei Corp.	1,166,900	10,340,515
DSM-Firmenich AG	111,015	8,965,041
Nissan Chemical Corp.	124,300	4,252,900
Tosoh Corp.	357,737	5,367,938
Total Chemicals		28,926,394
Metals & Mining — 5.4%
BHP Group Ltd.	2,236,829	67,854,228
Fortescue Ltd.	1,931,066	28,342,970
JFE Holdings Inc.	1,097,000	13,979,760
Kobe Steel Ltd.	606,600	8,014,728
Norsk Hydro ASA	947,412	7,344,971
Rio Tinto PLC	941,451	75,901,971
Yamato Kogyo Co. Ltd.	48,500	3,307,697
Total Metals & Mining		204,746,325

Total Materials		233,672,719
Real Estate — 2.0%
Diversified REITs — 0.3%
CapitaLand Integrated Commercial Trust	6,020,200	11,188,397
Hotel & Resort REITs — 0.0%††
Invincible Investment Corp.	6,415	2,635,657
Industrial REITs — 0.4%
CapitaLand Ascendas REIT	3,292,266	7,245,033
Mapletree Industrial Trust	2,251,656	3,641,870
Mapletree Logistics Trust	4,488,300	4,606,964
Total Industrial REITs		15,493,867
See Notes to Schedules of Investments.

Franklin Low Volatility High Dividend Index ETFs 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin International Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Office REITs — 0.2%
Japan Real Estate Investment Corp.	3,713	$3,100,779
Nippon Building Fund Inc.	4,900	4,467,192
Total Office REITs		7,567,971
Real Estate Management & Development — 0.8%
Daito Trust Construction Co. Ltd.	284,500	5,419,739
Daiwa House Industry Co. Ltd.	398,700	13,221,746
Sun Hung Kai Properties Ltd.	928,009	11,290,866
Total Real Estate Management & Development		29,932,351
Retail REITs — 0.3%
Japan Metropolitan Fund Invest	3,650	2,889,821
Klepierre SA	115,037	4,558,451
RioCan Real Estate Investment Trust	255,969	3,491,972
Total Retail REITs		10,940,244

Total Real Estate		77,758,487
Utilities — 9.4%
Electric Utilities — 5.8%
Chubu Electric Power Co. Inc.	553,000	8,509,592
CLP Holdings Ltd.	979,322	8,757,090
EDP SA	2,334,885	10,735,740
Emera Inc.	405,030	19,986,306
Endesa SA	124,770	4,488,404
Enel SpA	4,622,381	48,191,083
Fortis Inc.	590,477	30,739,696
Iberdrola SA	1,147,116	24,876,620
Origin Energy Ltd.	819,847	6,281,756
Power Assets Holdings Ltd.	693,742	4,915,510
Redeia Corp. SA	308,441	5,495,313
SSE PLC	1,220,459	35,770,007
Terna - Rete Elettrica Nazionale	891,421	9,478,903
Total Electric Utilities		218,226,020
Gas Utilities — 0.4%
Italgas SpA	657,353	7,345,852
Snam SpA	1,423,042	9,452,830
Total Gas Utilities		16,798,682
Independent Power and Renewable Electricity Producers — 0.1%
Electric Power Development Co. Ltd.	206,200	4,160,966
Multi-Utilities — 2.9%
A2A SpA	1,483,825	4,025,589
E.ON SE	1,223,992	23,179,979
Engie SA	1,030,126	27,112,336
National Grid PLC	2,385,672	36,629,015
Sembcorp Industries Ltd.	1,102,000	5,158,662
Veolia Environnement SA	380,531	13,282,309
Total Multi-Utilities		109,387,890
See Notes to Schedules of Investments.

Franklin Low Volatility High Dividend Index ETFs 2025 Quarterly Report

 Franklin International Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security		Shares	Value

Water Utilities — 0.2%
United Utilities Group PLC		457,041	$7,340,034

Total Utilities			355,913,592
Total Common Stocks (Cost — $3,102,676,353)			3,745,555,911
	Rate
Preferred Stocks — 0.9%
Consumer Discretionary — 0.9%
Automobiles — 0.9%
Volkswagen AG (Cost — $29,180,407)	6.142%	279,470	33,987,563 (b)
Total Investments before Short-Term Investments (Cost — $3,131,856,760)			3,779,543,474

Short-Term Investments — 0.4%
Invesco Treasury Portfolio, Institutional Class (Cost — $15,306,326)	3.658%	15,306,326	15,306,326 (c)
Total Investments — 100.1% (Cost — $3,147,163,086)			3,794,849,800
Liabilities in Excess of Other Assets — (0.1)%			(4,935,414)
Total Net Assets — 100.0%			$3,789,914,386

††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	The rate shown represents the yield as of December 31, 2025.
(c)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
CVA	—	Certificaaten van aandelen (Share Certificates)
REIT	—	Real Estate Investment Trust
At December 31, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
MSCI EAFE Index	85	3/26	$12,273,598	$12,333,925	$60,327
At December 31, 2025, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,054,491	CHF	834,825	State Street Global Markets, LLC	1/13/26	$(785)
USD	1,370,865	CHF	1,102,041	State Street Global Markets, LLC	1/13/26	(22,191)
USD	1,386,856	CHF	1,100,190	State Street Global Markets, LLC	1/13/26	(3,861)
USD	1,399,789	CHF	1,103,770	State Street Global Markets, LLC	1/13/26	4,547
USD	1,572,417	CHF	1,238,491	State Street Global Markets, LLC	1/13/26	6,879
USD	284,965,435	CHF	227,297,550	State Street Global Markets, LLC	1/13/26	(2,354,449)
USD	3,657,576	EUR	3,113,172	State Street Global Markets, LLC	1/13/26	(1,018)
USD	4,787,501	EUR	4,109,609	State Street Global Markets, LLC	1/13/26	(42,102)
USD	4,822,867	EUR	4,102,567	State Street Global Markets, LLC	1/13/26	1,539
USD	4,850,450	EUR	4,116,184	State Street Global Markets, LLC	1/13/26	13,119
USD	5,444,202	EUR	4,618,897	State Street Global Markets, LLC	1/13/26	16,084
USD	990,830,391	EUR	847,197,392	State Street Global Markets, LLC	1/13/26	(4,794,182)
See Notes to Schedules of Investments.

Franklin Low Volatility High Dividend Index ETFs 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin International Low Volatility High Dividend Index ETF
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,010,646	GBP	1,494,883	State Street Global Markets, LLC	1/13/26	$(12)
USD	2,624,003	GBP	1,973,421	State Street Global Markets, LLC	1/13/26	(30,302)
USD	2,630,757	GBP	1,970,100	State Street Global Markets, LLC	1/13/26	(19,080)
USD	2,664,933	GBP	1,976,480	State Street Global Markets, LLC	1/13/26	6,514
USD	2,995,598	GBP	2,217,851	State Street Global Markets, LLC	1/13/26	12,529
USD	543,040,224	GBP	406,078,784	State Street Global Markets, LLC	1/13/26	(3,146,704)
USD	139,782	NOK	1,409,967	State Street Global Markets, LLC	1/13/26	(8)
USD	183,190	NOK	1,857,997	State Street Global Markets, LLC	1/13/26	(1,020)
USD	183,407	NOK	1,861,098	State Street Global Markets, LLC	1/13/26	(1,110)
USD	185,239	NOK	1,864,319	State Street Global Markets, LLC	1/13/26	402
USD	209,349	NOK	2,091,961	State Street Global Markets, LLC	1/13/26	1,943
USD	38,137,649	NOK	384,557,055	State Street Global Markets, LLC	1/13/26	11,030
USD	352,203	SEK	3,245,726	State Street Global Markets, LLC	1/13/26	(125)
USD	458,645	SEK	4,285,673	State Street Global Markets, LLC	1/13/26	(6,572)
USD	461,376	SEK	4,278,037	State Street Global Markets, LLC	1/13/26	(3,011)
USD	467,728	SEK	4,291,379	State Street Global Markets, LLC	1/13/26	1,892
USD	525,761	SEK	4,814,822	State Street Global Markets, LLC	1/13/26	3,105
USD	94,519,141	SEK	886,239,257	State Street Global Markets, LLC	1/13/26	(1,683,458)
USD	1,016,484	AUD	1,524,248	UBS Securities LLC	1/13/26	(41)
USD	1,334,865	AUD	2,008,774	UBS Securities LLC	1/13/26	(4,793)
USD	1,337,088	AUD	2,012,238	UBS Securities LLC	1/13/26	(4,880)
USD	1,348,766	AUD	2,015,421	UBS Securities LLC	1/13/26	4,676
USD	1,517,961	AUD	2,261,378	UBS Securities LLC	1/13/26	9,842
USD	274,368,437	AUD	414,408,135	UBS Securities LLC	1/13/26	(2,001,573)
USD	2,188,533	CAD	2,998,524	UBS Securities LLC	1/13/26	(303)
USD	2,865,171	CAD	3,959,091	UBS Securities LLC	1/13/26	(24,850)
USD	2,871,700	CAD	3,952,054	UBS Securities LLC	1/13/26	(13,184)
USD	2,894,763	CAD	3,964,980	UBS Securities LLC	1/13/26	443
USD	3,257,142	CAD	4,448,794	UBS Securities LLC	1/13/26	9,652
USD	587,570,045	CAD	817,185,955	UBS Securities LLC	1/13/26	(8,951,952)
USD	9,321	DKK	59,251	UBS Securities LLC	1/13/26	(3)
USD	12,204	DKK	78,216	UBS Securities LLC	1/13/26	(105)
USD	12,292	DKK	78,082	UBS Securities LLC	1/13/26	5
USD	12,361	DKK	78,342	UBS Securities LLC	1/13/26	32
USD	13,874	DKK	87,909	UBS Securities LLC	1/13/26	40
USD	2,525,579	DKK	16,123,334	UBS Securities LLC	1/13/26	(11,718)
USD	1,902,773	JPY	298,078,279	UBS Securities LLC	1/13/26	(1,176)
USD	2,516,598	JPY	393,484,462	UBS Securities LLC	1/13/26	3,251
USD	2,524,648	JPY	394,149,252	UBS Securities LLC	1/13/26	7,054
USD	2,527,140	JPY	392,841,081	UBS Securities LLC	1/13/26	17,902
USD	2,843,892	JPY	442,309,069	UBS Securities LLC	1/13/26	18,682
USD	525,309,432	JPY	80,946,243,592	UBS Securities LLC	1/13/26	8,272,424
USD	308,021	HKD	2,397,120	Wells Fargo Securities LLC	1/13/26	(105)
USD	406,128	HKD	3,158,932	Wells Fargo Securities LLC	1/13/26	78
USD	406,927	HKD	3,164,229	Wells Fargo Securities LLC	1/13/26	196
USD	407,546	HKD	3,169,577	Wells Fargo Securities LLC	1/13/26	128
USD	457,402	HKD	3,556,732	Wells Fargo Securities LLC	1/13/26	219
USD	83,909,123	HKD	652,480,616	Wells Fargo Securities LLC	1/13/26	39,171
USD	635,908	SGD	817,359	Wells Fargo Securities LLC	1/13/26	(246)
USD	833,793	SGD	1,078,968	Wells Fargo Securities LLC	1/13/26	(5,972)
USD	835,610	SGD	1,077,160	Wells Fargo Securities LLC	1/13/26	(2,748)
See Notes to Schedules of Investments.

Franklin Low Volatility High Dividend Index ETFs 2025 Quarterly Report

 Franklin International Low Volatility High Dividend Index ETF
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	841,546	SGD	1,080,760	Wells Fargo Securities LLC	1/13/26	$386
USD	945,603	SGD	1,212,742	Wells Fargo Securities LLC	1/13/26	1,722
USD	172,540,441	SGD	222,781,802	Wells Fargo Securities LLC	1/13/26	(851,511)
Net unrealized depreciation on open forward foreign currency contracts						$(15,519,664)

Abbreviation(s) used in this table:
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
USD	—	United States Dollar
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Low Volatility High Dividend Index ETFs 2025 Quarterly Report

Schedules of Investments (unaudited)
December 31, 2025
 Franklin U.S. Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.3%
Communication Services — 3.6%
Diversified Telecommunication Services — 2.7%
Verizon Communications Inc.	370,970	$15,109,608
Media — 0.9%
Omnicom Group Inc.	64,785	5,231,389

Total Communication Services		20,340,997
Consumer Discretionary — 6.3%
Hotels, Restaurants & Leisure — 4.2%
Darden Restaurants Inc.	47,921	8,818,423
McDonald’s Corp.	49,210	15,040,052
Total Hotels, Restaurants & Leisure		23,858,475
Specialty Retail — 2.1%
Home Depot Inc.	34,098	11,733,122

Total Consumer Discretionary		35,591,597
Consumer Staples — 19.5%
Beverages — 4.6%
Coca-Cola Co.	212,124	14,829,589
Keurig Dr Pepper Inc.	399,782	11,197,894
Total Beverages		26,027,483
Consumer Staples Distribution & Retail — 1.6%
Sysco Corp.	120,974	8,914,574
Food Products — 6.6%
Flowers Foods Inc.	105,643	1,149,396
General Mills Inc.	230,916	10,737,594
Hershey Co.	61,956	11,274,753
Hormel Foods Corp.	130,289	3,087,849
Mondelez International Inc., Class A Shares	211,387	11,378,962
Total Food Products		37,628,554
Household Products — 4.2%
Kimberly-Clark Corp.	89,625	9,042,266
Procter & Gamble Co.	97,009	13,902,360
Reynolds Consumer Products Inc.	29,581	677,996
Total Household Products		23,622,622
Tobacco — 2.5%
Altria Group Inc.	245,449	14,152,589
Universal Corp.	6,746	355,852
Total Tobacco		14,508,441

Total Consumer Staples		110,701,674
Energy — 6.0%
Oil, Gas & Consumable Fuels — 6.0%
Chevron Corp.	104,208	15,882,341
Diamondback Energy Inc.	36,308	5,458,182
DT Midstream Inc.	24,697	2,955,737
International Seaways Inc.	21,878	1,062,177
ONEOK Inc.	117,931	8,667,928

Total Energy		34,026,365
See Notes to Schedules of Investments.

Franklin Low Volatility High Dividend Index ETFs 2025 Quarterly Report

 Franklin U.S. Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Financials — 9.4%
Banks — 6.3%
Bank of Hawaii Corp.	11,879	$812,167
Community Financial System Inc.	10,292	591,173
CVB Financial Corp.	32,634	606,992
First Commonwealth Financial Corp.	20,011	337,386
First Financial Bancorp	13,969	349,504
First Hawaiian Inc.	29,051	734,990
First Interstate BancSystem Inc., Class A Shares	28,979	1,002,673
First Merchants Corp.	10,153	380,535
Fulton Financial Corp.	48,449	936,519
NBT Bancorp Inc.	8,021	333,032
Northwest Bancshares Inc.	31,625	379,500
PNC Financial Services Group Inc.	56,268	11,744,820
Preferred Bank	3,460	326,728
Provident Financial Services Inc.	26,628	525,903
United Bankshares Inc.	22,385	859,584
US Bancorp	299,403	15,976,144
Total Banks		35,897,650
Capital Markets — 1.5%
Federated Hermes Inc.	21,978	1,144,395
T. Rowe Price Group Inc.	74,630	7,640,619
Total Capital Markets		8,785,014
Financial Services — 0.6%
Western Union Co.	373,027	3,472,881
Insurance — 0.9%
American Financial Group Inc.	12,797	1,749,094
CNA Financial Corp.	16,926	808,047
F&G Annuities & Life Inc.	2,839	87,583
Fidelity National Financial Inc.	47,344	2,584,509
Total Insurance		5,229,233
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Ladder Capital Corp.	29,819	327,711

Total Financials		53,712,489
Health Care — 5.4%
Health Care Equipment & Supplies — 2.6%
Medtronic PLC	154,000	14,793,240
Pharmaceuticals — 2.8%
Johnson & Johnson	76,526	15,837,056

Total Health Care		30,630,296
Industrials — 7.1%
Aerospace & Defense — 2.6%
Lockheed Martin Corp.	30,726	14,861,244
Machinery — 2.4%
Illinois Tool Works Inc.	33,465	8,242,429
Snap-on Inc.	14,905	5,136,263
Total Machinery		13,378,692
See Notes to Schedules of Investments.

Franklin Low Volatility High Dividend Index ETFs 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin U.S. Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Marine Transportation — 0.1%
Global Ship Lease Inc., Class A Shares	14,993	$525,355
Professional Services — 1.7%
Paychex Inc.	88,003	9,872,177
Trading Companies & Distributors — 0.3%
MSC Industrial Direct Co. Inc., Class A Shares	18,809	1,581,837

Total Industrials		40,219,305
Information Technology — 3.1%
Communications Equipment — 3.1%
Cisco Systems Inc.	226,911	17,478,954

Materials — 0.9%
Containers & Packaging — 0.9%
Packaging Corp. of America	26,253	5,414,156

Real Estate — 13.8%
Diversified REITs — 0.7%
Alexander & Baldwin Inc.	18,992	391,995
American Assets Trust Inc.	15,802	299,132
Broadstone Net Lease Inc.	54,268	942,635
Essential Properties Realty Trust Inc.	77,013	2,284,206
Total Diversified REITs		3,917,968
Health Care REITs — 1.7%
CareTrust REIT Inc.	69,813	2,524,438
Healthpeak Properties Inc.	212,055	3,409,844
LTC Properties Inc.	13,833	475,579
National Health Investors Inc.	9,742	743,997
Omega Healthcare Investors Inc.	58,122	2,577,129
Total Health Care REITs		9,730,987
Hotel & Resort REITs — 1.4%
Apple Hospitality REIT Inc.	120,804	1,431,527
Host Hotels & Resorts Inc.	274,772	4,871,708
Park Hotels & Resorts Inc.	142,341	1,488,887
Total Hotel & Resort REITs		7,792,122
Industrial REITs — 1.0%
EastGroup Properties Inc.	14,792	2,635,047
LXP Industrial Trust	15,514	769,184
STAG Industrial Inc.	63,330	2,328,011
Total Industrial REITs		5,732,242
Office REITs — 0.4%
COPT Defense Properties	31,152	866,026
Easterly Government Properties Inc.	22,053	467,303
Highwoods Properties Inc.	33,970	877,105
Total Office REITs		2,210,434
Residential REITs — 2.4%
Equity Residential	71,981	4,537,682
Essex Property Trust Inc.	15,988	4,183,740
Mid-America Apartment Communities Inc.	36,577	5,080,911
Total Residential REITs		13,802,333
See Notes to Schedules of Investments.

Franklin Low Volatility High Dividend Index ETFs 2025 Quarterly Report

 Franklin U.S. Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Retail REITs — 3.3%
Agree Realty Corp.	45,393	$3,269,658
Brixmor Property Group Inc.	92,751	2,431,931
Federal Realty Investment Trust	21,737	2,191,090
Getty Realty Corp.	15,267	417,858
Kimco Realty Corp.	185,038	3,750,720
NNN REIT Inc.	44,966	1,782,002
Phillips Edison & Co. Inc.	29,663	1,055,113
Regency Centers Corp.	42,252	2,916,655
Tanger Inc.	36,375	1,213,834
Total Retail REITs		19,028,861
Specialized REITs — 2.9%
CubeSmart	68,330	2,463,297
EPR Properties	30,803	1,537,070
Four Corners Property Trust Inc.	26,050	600,713
Gaming and Leisure Properties Inc.	74,335	3,322,031
VICI Properties Inc.	295,769	8,317,024
Total Specialized REITs		16,240,135

Total Real Estate		78,455,082
Utilities — 24.2%
Electric Utilities — 16.3%
Alliant Energy Corp.	70,305	4,570,528
American Electric Power Co. Inc.	127,426	14,693,492
Duke Energy Corp.	117,309	13,749,788
Entergy Corp.	114,285	10,563,362
Evergy Inc.	93,232	6,758,388
Exelon Corp.	247,842	10,803,433
OGE Energy Corp.	47,074	2,010,060
Pinnacle West Capital Corp.	43,964	3,899,607
Portland General Electric Co.	48,497	2,327,371
Southern Co.	156,296	13,629,011
Xcel Energy Inc.	127,192	9,394,401
Total Electric Utilities		92,399,441
Gas Utilities — 0.7%
New Jersey Resources Corp.	23,958	1,104,943
Northwest Natural Holding Co.	10,568	493,948
ONE Gas Inc.	14,813	1,144,304
Spire Inc.	16,635	1,375,715
Total Gas Utilities		4,118,910
Multi-Utilities — 6.7%
Ameren Corp.	61,652	6,156,569
Avista Corp.	21,347	822,713
Black Hills Corp.	21,812	1,514,189
Consolidated Edison Inc.	76,387	7,586,757
DTE Energy Co.	45,506	5,869,364
NiSource Inc.	150,817	6,298,118
Northwestern Energy Group Inc.	15,694	1,012,891
See Notes to Schedules of Investments.

Franklin Low Volatility High Dividend Index ETFs 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin U.S. Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security		Shares	Value

Multi-Utilities — continued
WEC Energy Group Inc.		86,262	$9,097,190
Total Multi-Utilities			38,357,791
Water Utilities — 0.5%
Essential Utilities Inc.		67,387	2,584,965

Total Utilities			137,461,107
Total Investments before Short-Term Investments (Cost — $528,744,274)			564,032,022
	Rate
Short-Term Investments — 1.3%
Invesco Treasury Portfolio, Institutional Class (Cost — $7,350,301)	3.658%	7,350,301	7,350,301 (a)
Total Investments — 100.6% (Cost — $536,094,575)			571,382,323
Liabilities in Excess of Other Assets — (0.6)%			(3,412,987)
Total Net Assets — 100.0%			$567,969,336

(a)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
REIT	—	Real Estate Investment Trust
At December 31, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
E-mini S&P 500 Index	6	3/26	$2,064,212	$2,067,750	$3,538
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Low Volatility High Dividend Index ETFs 2025 Quarterly Report

Notes to Schedules of Investments (unaudited)
1. Organization and significant accounting policies
Franklin International Low Volatility High Dividend Index ETF (“International Low Volatility High Dividend Index ETF”) and Franklin U.S. Low Volatility High Dividend Index ETF (“U.S. Low Volatility High Dividend Index ETF”) (the “Funds”) are separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Funds are exchange-traded funds (“ETFs”). ETFs are funds that trade like other publicly-traded securities. The Funds are designed to track an index. Similar to shares of an index mutual fund, each share of the Funds represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Funds may be directly purchased from and redeemed by the Funds at NAV solely by certain large institutional investors who have entered into agreements with the Funds’ distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Funds are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Funds are listed and traded at market prices on the Cboe BZX Exchange, Inc. for International Low Volatility High Dividend Index ETF and NASDAQ for U.S. Low Volatility High Dividend Index ETF. The market price for a Fund’s shares may be different from a Fund’s NAV. The Funds issue and redeem shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Funds at NAV. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or cash. Except when aggregated in Creation Units, shares of the Funds are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Funds at NAV.
International Low Volatility High Dividend Index ETF and U.S. Low Volatility High Dividend Index ETF seek to track the investment results of the Franklin International Low Volatility High Dividend Hedged Index and Franklin Low Volatility High Dividend Index, respectively (together, the “Indices”). The Franklin International Low Volatility High Dividend Hedged Index seeks to provide more stable income through investments in stocks of profitable companies in developed markets outside of the United States with relatively high dividend yields or anticipated dividend yields and lower price and earnings volatility while mitigating exposure to exchange-rate fluctuations between the U.S. dollar and other international currencies. The Franklin Low Volatility High Dividend Index seeks to provide more stable income through investments in stocks of profitable U.S. companies with relatively high dividend yields and lower price and earnings volatility. The Indices are based on a proprietary methodology created and sponsored by Franklin Advisers, Inc., the Funds’ subadviser.
The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees (the “Board”).

Franklin Low Volatility High Dividend Index ETFs 2025 Quarterly Report

Notes to Schedules of Investments (unaudited) (cont’d)
Pursuant to policies adopted by the Board, the Funds’ manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Funds’ manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Funds’ manager and the Board. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Funds’ assets and liabilities carried at fair value:
International Low Volatility High Dividend Index ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks	$3,745,555,911	—	—	$3,745,555,911
Preferred Stocks	33,987,563	—	—	33,987,563
Total Long-Term Investments	3,779,543,474	—	—	3,779,543,474
Short-Term Investments†	15,306,326	—	—	15,306,326
Total Investments	$3,794,849,800	—	—	$3,794,849,800

Franklin Low Volatility High Dividend Index ETFs 2025 Quarterly Report

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$60,327	—	—	$60,327
Forward Foreign Currency Contracts††	—	$8,465,486	—	8,465,486
Total Other Financial Instruments	$60,327	$8,465,486	—	$8,525,813
Total	$3,794,910,127	$8,465,486	—	$3,803,375,613
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$23,985,150	—	$23,985,150

†	See Schedules of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
U.S. Low Volatility High Dividend Index ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$564,032,022	—	—	$564,032,022
Short-Term Investments†	7,350,301	—	—	7,350,301
Total Investments	$571,382,323	—	—	$571,382,323
Other Financial Instruments:
Futures Contracts††	$3,538	—	—	$3,538
Total	$571,385,861	—	—	$571,385,861

†	See Schedules of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

Franklin Low Volatility High Dividend Index ETFs 2025 Quarterly Report